Paras Madho
Manager
Securities Operations

New York Stock Exchange, Inc.
20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

[redacted]

05069263

CERTNYS

1-32660

NYSE

November 2, 2005

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531 – STOP 1004
100 F Street, NE
Washington, DC 20549

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, VALE OVERSEAS LIMITED, 8.25% Guaranteed Notes due 2034 and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on November 2, 2005. Tentative listing date – November 3, 2005.

Sincerely,

Paras Madho

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